Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Current assets
Cash	$ 5,368,284	$ 12,990,659
Digital assets	1,588,394
Trade receivables	9,466
Inventories	188,384	217,516
Loans due from third parties		28,236,812
Due from related parties	1,306,895	1,950,000
Other current assets	1,845,871	250,277
Assets of disposal group		3,084,938
Total current assets	10,307,294	46,730,202
Non-current assets
Long-term investments	1,028,984	1,100,294
Goodwill	211,096	227,683
Property and equipment, net	15,062,730	2,619,696
Deposits for property and equipment	4,650,000	63,683,597
Intangible assets	70,807	84,858
Right of use assets	933,339	120,043
Other noncurrent assets		8,291
Total non-current assets	21,956,956	67,844,462
TOTAL ASSETS	32,264,250	114,574,664
Current liabilities
Trade payable	81,487	343,894
Unearned income	87,311	90,249
Other current liabilities	2,197,708	280,106
Lease liabilities, current	432,890	86,547
Warrants liabilities
Liabilities of disposal group		318,528
Total current liabilities	2,799,396	1,119,324
Non-current liabilities
Lease liabilities, noncurrent	565,865	17,820
Total non-current liabilities	565,865	17,820
TOTAL LIABILITIES	3,365,261	1,137,144
Shareholders’ Equity
Preferred shares, par value $0.0001 per share, 5,000,000 shares authorized; none issued or outstanding
Paid in capital	1,371,451	11,776
Additional paid-in capital	166,888,792	155,247,484
Accumulated deficit	(134,898,061)	(42,739,335)
Accumulated other comprehensive loss	(3,898,905)	(3,333,800)
Total Bit Brother Ltd. Shareholders’ Equity	29,463,277	109,186,125
Non-controlling interests	(564,288)	4,251,395
TOTAL EQUITY	28,898,989	113,437,520
TOTAL LIABILITIES AND EQUITY	32,264,250	114,574,664
Class A Ordinary Shares
Shareholders’ Equity
Ordinary shares value
Class B Ordinary Shares
Shareholders’ Equity
Ordinary shares value